Shareholder Report, Line Graph (Details) 192259_F-M Investments Large Cap Focused Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Oct. 03, 2016	Aug. 31, 2026
Investor Class
Account Value [Line Items]
Accumulated Value	$ 44,351	$ 34,415	$ 27,359	$ 22,890	$ 28,273	$ 23,077	$ 15,499	$ 15,377	$ 11,548	$ 10,000	$ 54,076
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	34,820	30,049	23,635	20,385	22,963	17,507	14,357	13,950	11,658	10,000	$ 41,917
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Total Return Index
Accumulated Value	$ 47,025	$ 38,331	$ 29,315	$ 24,042	$ 29,702	$ 23,109	$ 16,010	$ 15,354	$ 12,068	$ 10,000	$ 51,992